Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	WBAI
Entity Registrant Name	500.com Ltd
Entity Central Index Key	0001517496
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A Ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	254,844,582
Class B Ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	96,634,529